UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spectrum Asset Management, Inc.
Address: 2 High Ridge Park

         Stamford, CT  06905

13F File Number:  28-11300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph A. Hanczor
Title:     Vice President and Chief Compliance Officer
Phone:     (203)322-0189

Signature, Place, and Date of Signing:

     Joseph A. Hanczor     Stamford, CT     August 11, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $297,226 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANK OF AMERICA CORPORATION    7.25%CNV PFD L   060505682     5402     5389 SH       SOLE                     5389        0        0
BARCLAYS BANK PLC              ADR PFD SR 5     06739H362      879    33368 SH       SOLE                    33368        0        0
BARCLAYS BANK PLC              ADR PFD SR 5     06739H362    29785  1130784 SH       SOLE                  1130784        0        0
BARCLAYS BANK PLC              ADS7.75%PFD S4   06739H511    23859   929101 SH       SOLE                   929101        0        0
BARCLAYS BANK PLC              ADS7.75%PFD S4   06739H511      519    20210 SH       SOLE                    20210        0        0
BARCLAYS BANK PLC              SP ADR 7.1%PF3   06739H776      573    22588 SH       SOLE                    22588        0        0
BARCLAYS BANK PLC              SP ADR 7.1%PF3   06739H776    30050  1185402 SH       SOLE                  1185402        0        0
BARCLAYS BK PLC                ADR 2 PREF 2     06739F390      449    18698 SH       SOLE                    18698        0        0
BARCLAYS BK PLC                ADR 2 PREF 2     06739F390     1327    55182 SH       SOLE                    55182        0        0
BLACKROCK CREDIT ALL INC TR    COM              09255H105    26038  2565283 SH       SOLE                  2565283        0        0
COMMONWEALTH REIT              CV PFD-E 7.25%   203233606    14526   583324 SH       SOLE                   583324        0        0
FLAHERTY & CRMN/CLYMR PFD SE   COM SHS          338478100    47946  2693621 SH       SOLE                  2693621        0        0
FLAHERTY & CRMRN CLYMRE T R    COM              338479108      460    24000 SH       SOLE                    24000        0        0
HANCOCK JOHN PFD INCOME FD I   COM              41013X106      206    10000 SH       SOLE                    10000        0        0
HANCOCK JOHN PFD INCOME FD I   COM              41021P103    35148  2003901 SH       SOLE                  2003901        0        0
HSBC HLDGS PLC                 ADR A 1/40PF A   404280604     1361    55679 SH       SOLE                    55679        0        0
HSBC HLDGS PLC                 ADR A 1/40PF A   404280604    37062  1517634 SH       SOLE                  1517634        0        0
KEYCORP NEW                    PFD 7.75% SR A   493267405      559     5000 SH       SOLE                     5000        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS R   780097747      896    54563 SH       SOLE                    54563        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR L RP PF   780097788      456    25012 SH       SOLE                    25012        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR L RP PF   780097788    23460  1284116 SH       SOLE                  1284116        0        0
WELLS FARGO & CO NEW           PERP PFD CNV A   949746804    16265    15344 SH       SOLE                    15344        0        0